Share based compensation	12 Months Ended
Dec. 31, 2023
Share based compensation
Share Based Compensation

17. Share based compensation

The Company has an equity compensation program in place for its executives, employees and directors. Executives and employees are given equity compensation grants that vest based on a recipient's continued employment. The Company’s stock-based compensation awards outstanding as at December 31, 2023, include stock options, deferred share units (“DSUs”) and the employee share purchase plan (“ESP Plan”).  The following tables provide information about stock option, RSUs, DSU, and ESP Plan activity.

For the years ended December 31,
	2023	2022	2021
Stock Option Expense	$92,500	$22,552	$26,250
Restricted Stock Units	62,441	153,343	154,715
Employee Share Purchase Plan	30,508	39,389	106,935
Compensation Expense	55,822	-	-
Total stock based compensation expense	241,271	215,284	287,900

Stock Options:

The following is a summary of stock options which are outstanding as at December 31, 2023.

Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.174	69,200	69,200	3.9
$0.200	166,200	166,200	4.4
$0.216	2,005,200	55,200	4.0
$0.252	115,250	115,250	4.7
$0.259	100,000	-	4.7
$0.260	52,650	52,650	4.0
$0.264	177,200	177,200	4.0
$0.440	21,360	21,360	2.5
$0.510	16,000	16,000	1.8
$0.520	100,000	100,000	0.5
$0.550	30,000	30,000	1.1
$0.620	18,050	18,050	3.0
$0.680	32,250	32,250	3.2
$0.720	24,460	24,460	3.4
	2,927,820	877,820	3.9

A continuity of the number of stock options which are outstanding at the end of the current year and as at the prior fiscal years ended December 31, 2022 and 2021 are as follows:

For the years ended December 31,
	2023		2022
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	461,320	$0.51	358,660	$0.56
Granted	2,716,500	$0.22	134,060	$0.40
Forfeited	(100,000)	$(0.22)	-	-
Expired	(150,000)	$(0.59)	-	-
Cancelled	-	-	(31,400)	$(0.51)
Options outstanding, end of the year	2,927,820	$0.25	461,320	$0.51
Options exercisable, end of the year	877,820	$0.32	461,320	$0.51

For the year ended December 31,
	2021
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	421,000	$0.83
Granted	62,660	$0.56
Expired	(125,000)	$(1.48)
Options outstanding, end of the year	358,660	$0.56
Options exercisable, end of the year	358,660	$0.56

Stock options granted generally expire, if unexercised, five years from the date granted and entitlement to exercise them generally vests at a rate as determined by the Board of Directors.

Stock based compensation expense (“SBCE”) is calculated based on the fair value attributed to grants of stock options using the Black-Scholes valuation model and utilizing the following weighted average assumptions:

For the year ended	2023	2022	2021
Expected dividends paid per common share	Nil	Nil	Nil
Expected life in years	5.0	5.0	5.0
Weighted average expected volatility in the price of common shares	79%	75%	108%
Weighted average risk free interest rate	3.32%	3.05%	0.38%
Weighted average fair market value per share at grant date	$0.22	$0.40	$0.56
Forfeiture rate	18.5%	0%	0%

On January 6, 2023 the Company announced the grant of 2,050,000 incentive stock options at a price of $0.216 to employees, officers and directors. These incentive stock options will vest upon receipt of cash for SFD® services performed: 1/3 upon collection of US$6.5 million, 1/3 upon the collection of the next US$7.0 million and the final 1/3 upon collection of an additional US$7.5 million.

Deferred Stock Units:

A continuity of the number of DSUs which are outstanding at the end of the current year and as at the prior fiscal years ended December 31, 2022 and 2021 are as follows:

	For the years ended December 31,
Opening balance	2023	2022	2021
Opening balance	37,354	37,354	37,354
Granted	-	-	-
Closing balance	37,354	37,354	37,354

The DSUs plan is a long-term incentive plan that permits the grant of DSUs to qualified directors. DSUs granted under the DSUs plan are to be settled at the retirement, resignation or death of the Board member holding the DSUs

Restricted Stock Units:

RSUs entitle the holder to receive, at the option of the Company, either the underlying number of shares of the Company's common shares upon vesting of such units or a cash payment equal to the value of the underlying shares. The RSUs vest at a rate of one-third at the end of each of the first three years following the date of grant. In the third quarter of 2022, the Company settled the RSUs that vested with shares and cash.

A continuity of the number of RSUs, including fair value (“FV”) which are outstanding at the end of the current year and as the end of the prior fiscal years ended December 31, 2022 and 2021 are as follows:

For the years ended December 31,
	2023		2022
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	348,334	$0.21	696,666	$0.61
Granted	-	-	-	-
Common shares issued	(256,619)	($0.26)	(212,304)	($0.58)
Payroll withholdings settled in cash	(91,715)	($0.23)	(136,028)	($0.58)
RSUs outstanding, end of the year	-	-	348,334	$0.21

For the year ended December 31,
	2021
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	1,200,000	$0.79
Granted	-	-
Common shares issued	(208,370)	($0.55)
Payroll withholdings settled in cash	(139,964)	($0.55)
Forfeited	(155,000)	($0.79)
RSUs outstanding, end of the year	696,666	$0.61

On February 21, 2024 the Company granted 1,035,000 RSUs to employees and officers which will vest over a three year period.

Employee Share Purchase Plan:

The ESP Plan allows employees and other individuals determined by the Board to be eligible to contribute a minimum of 1% and a maximum of 10% of their earnings to the plan for the purchase of common shares in the capital of the Company, of which the Company will make an equal contribution. Common shares contributed by the Company may be issued from treasury or acquired through the facilities of the TSX. During 2022, 2021, and 2020 the Company has elected to issue common shares from treasury.

A continuity of the number of commons shares under the ESP Plan which are outstanding at the end of the current period and as at the prior fiscal years ended December 31, 2022 and 2021 are as follows:

	2023		2022
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	168,515	$36,246	105,221	$49,738
Matched by the Company	140,994	30,509	83,412	39,389
Total Common Shares issued	309,509	66,755	188,633	89,127
For the year ended December 31,
	2021
	# of shares	$ amount
Purchased by employees	127,790	$69,260
Matched by the Company	102,641	55,733
Bonus match by the Company	74,119	48,030
Total Common Shares issued	304,550	173,023

If the employee does not withdraw common shares from the ESP Plan in the first year of their participation, the Company will match an additional 100% of the employee contributions, up to $15,000 per employee (the “Bonus Match”). The Company matched employee contributions for a total of $52,867, less any payroll withholdings in 2021. As at December 31, 2023 the Company has accrued $nil for the Bonus Match ($nil as at December 31, 2022).

Compensation Expense:

On October 1, 2023 the Company entered into a four month service agreement with a marketing consultant to provide sales and market services to introduce potential customers to the SFD® technology, attend trade shows, and update the Company’s market systems. The consultant agreed to be compensated in Common Shares only for approximately US$16,000 per month, based on the five day volume average price at the end of each month. Issuance of any shares is subject to approval by the TSX. If the TSX does not approve the share issuance, the marketing consultant will be paid in cash. As of December 31, 2023, 360,139 common shares, less withholding taxes, are due to the marketing consultant.